SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (23,976,209)	$ (25,539,467)
Other income	839,606	3,405,486
Finance costs, net	(8,002,552)	(8,200,112)
Loss before income tax	(13,894,305)	(15,611,931)
Income tax expenses	(523,481)	(113,782)
Net loss attributable to Seamless Group Inc.	(15,306,550)	(16,678,135)
Other comprehensive income (loss)
Foreign currency translation adjustments	10,608	2,402
Total comprehensive loss	(14,407,178)	(15,723,311)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(4,573,125)	(4,988,848)
Other income	3
Finance costs, net	(4,945,679)	(7,454,838)
Share of results from subsidiaries	(5,787,749)	(4,234,448)
Loss before income tax	(15,306,550)	(16,678,134)
Income tax expenses
Net loss attributable to Seamless Group Inc.	(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments	10,608	4,529
Total comprehensive loss	$ (15,295,942)	$ (16,673,605)